Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2019
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
7. Details to the consolidated statements of cash flows
Reversal of non-cash items and other adjustments
(USD millions)	Q2 2019	Q2 2018	Change

Depreciation, amortization and impairments on:
Property, plant and equipment	445	492	-47

Intangible assets	601	713	-112

Financial assets [1]	-32	-31	-1

Non-cash change in provisions and other non-current liabilities	958	109	849

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-615	-225	-390

Equity-settled compensation expense	174	155	19

Income from associated companies [2]	-176	-5 932	5 756

Taxes	525	443	82

Net financial expense	205	192	13

Total	2 085	-4 084	6 169

[1] Includes fair value adjustments
[2] Q2 2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). The net cash proceed of USD 13.0 billion from the divestment was included in the consolidated statements of cash flows in line "Acquisitions and divestments of interests in associated companies, net."

(USD millions)	H1 2019	H1 2018	Change

Depreciation, amortization and impairments on:
Property, plant and equipment	868	853	15

Intangible assets	1 619	1 357	262

Financial assets [1]	-20	-106	86

Non-cash change in provisions and other non-current liabilities	1 018	247	771

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-684	-411	-273

Equity-settled compensation expense	372	337	35

Income from associated companies [2]	-256	-6 084	5 828

Taxes	797	813	-16

Net financial expense	387	375	12

Total	4 101	-2 619	6 720

[1] Includes fair value adjustments
[2] 2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3). The net cash proceed of USD 13.0 billion from the divestment was included in the consolidated statements of cash flows in line "Acquisitions and divestments of interests in associated companies, net."

Cash flows arising from acquisitions and divestments of businesses,net
(USD millions)	Q2 2019	Q2 2018	H1 2019	H1 2018

Net assets recognized as a result of business combinations	-407	-8 318	-486	-11 848

Fair value of previously held equity interests	34		34

Receivables and payables contingent consideration, net	88		88	-5

Other payments and deferred consideration, net	-3	2	-3	-37

Cash flows used for acquisitions of businesses	-288	-8 316	-367	-11 890

Cash flows from/used in divestments of businesses	2	-36	-15	31

Cash flows used for acquisitions and divestments of businesses, net	-286	-8 352	-382	-11 859